As filed with the Securities and Exchange Commission on February 7, 2017

File No. 333-191940

File No. 811-22906

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

Under the SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 28	☒

and/or

REGISTRATION STATEMENT

Under the INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 33	☒

(Check appropriate box or boxes)

Virtus Alternative Solutions Trust

(Exact Name of Registrant as Specified in Charter)

Area Code and Telephone Number: (800) 243-1574

101 Munson Street

Greenfield, Massachusetts 01301

(Address of Principal Executive Offices)

Jennifer Fromm, Esq.

Senior Counsel

Virtus Investment Partners, Inc.

100 Pearl St.

Hartford, Connecticut 06103

(Name and Address of Agent for Service)

Copies of All Correspondence to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b)

☐ on [date] pursuant to paragraph (b) of Rule 485

☒ 60 days after filing pursuant to paragraph (a)(1)

☐ on [date] or at such later date as the Commission shall order pursuant to paragraph (a)(2)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment consists of the following:

1.	Facing Sheet of the Registration Statement
2.	Supplement dated [April xx, 2017] to the Virtus Alternative Solutions Trust prospectus dated February 28, 2017, which contains disclosure required to add Class T Shares to the Virtus Multi-Strategy Target Return Fund
3.	Supplement dated [April xx, 2017] to the Virtus Alternative Solutions Trust Statement of Additional Information (“SAI”) dated February 28, 2017, which contains disclosure required to add Class T Shares to the Virtus Multi-Strategy Target Return Fund
4.	Part C
5.	Signature Page

This Post-Effective Amendment is being filed for the sole purpose of completing the registration of Class T Shares of the Virtus Multi-Strategy Target Return Fund by inserting disclosure into the prospectuses and SAI necessary and appropriate to add Class T Shares to this fund. But for the supplemental disclosure filed herewith, Parts A and B of Registrant’s Post-Effective Amendment No. 24 to its registration statement filed on February 26, 2016, and effective February 29, 2016, are incorporated by reference herein and this Post-Effective Amendment No. 28 is being filed for the sole purpose of completing the registration of Class T Shares of the Virtus Multi-Strategy Target Return Fund.

Virtus Multi-Strategy Target Return Fund,

a series of Virtus Alternative Solutions Trust

Supplement dated [April xx, 2017] to the Summary and

Statutory Prospectuses dated February xx, 2017

Important Notice to Investors

Effective [April xx], 2017, Virtus Multi-Strategy Target Return Fund began offering Class T Shares, in addition to the share classes already offered by the fund. Effective April 10, 2017, additional scheduled variations in, and eliminations of, Class A and Class C sales charges for specific intermediaries have been added. Accordingly, the fund’s prospectuses are hereby amended to add the following disclosure.

The table listing the fund’s share classes on the front cover of the statutory prospectus is replaced with the following:

TICKER SYMBOL BY CLASS
FUND	A	C	I	R6	T
Virtus Multi-Strategy Target Return Fund	VMSAX	VCMSX	VMSIX	VMSRX	[tbd]

The introduction to the “Fees and Expenses” section in the fund’s summary prospectus and the summary section of the statutory prospectus is hereby replaced in its entirety with the following:

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page [xx] of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page [xx] of the fund’s statement of additional information.

The tables under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus are hereby revised to add the Class T column as shown below:

Shareholder Fees (fees paid directly from your investment)	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	[2.50]	%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class T
Management Fees	1.30%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%
Other Expenses(b)	[ ]	%
Acquired Fund Fees and Expenses	[ ]	%
Total Annual Fund Operating Expenses(c)	[ ]	%
Less: Fee Waiver and/or Expense Reimbursement(d)	[ ]	%
Total Annual Fund Operating Expenses After Expense Reimbursement(c)(d)	[ ]	%

(b) Estimated for current fiscal year, as annualized.

(c) The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(d) The fund’s investment adviser has contractually agreed to waive a portion of the management fee so that such fee does not exceed 1.25% through [March 1, 2018].The fund’s investment adviser also has contractually agreed to limit the fund’s total operating expenses (excluding dividend and interest expenses, leverage expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses, if any) so that such expenses do not exceed 1.69% for Class A Shares, 2.44% for Class C Shares, 1.44% for Class I Shares, 1.40% for Class R6 Shares 1.69% for Class T Shares through [March 1, 2018]. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under the expense reimbursement arrangement for a period of three years following the time such reimbursement occurred.

The Example table is hereby revised to add the Class T row as shown below:

	Share Status	1 Year		3 Years		5 Years		10 Years
Class T	Sold or Held	$	[ ]	$	[ ]	$	[ ]	$	[ ]

The disclosure under “Purchase and Sale of Fund Shares” in the fund’s summary prospectus and summary section of the statutory prospectus is hereby revised to indicate that the minimum initial and minimum additional investment amounts applicable currently to Class A and Class C Shares are also applicable to Class T Shares.

In the first table in the section “More Information About Fund Expenses” on page [42] of the statutory prospectus, the row corresponding to the fund is hereby replaced with the following.

	Class A	Class C	Class I	Class R6	Class T	Through Date
Virtus Multi-Strategy Target Return Fund	1.69%	2.44%	1.44%	1.40%	1.69%	[March 1, 2018]

In the second table in the section “More Information About Fund Expenses” on page [42] of the statutory prospectus, the row corresponding to the fund is hereby replaced with the following and the footnote reference also changed as shown below.

	Class A		Class C		Class I		Class R6		Class T
Virtus Multi-Strategy Target Return Fund*		%		%		%		%	N/A

*Reflects blended rate under prior and current expense reimbursement arrangements

Under “What are the classes and how do they differ?” on page [83] of the statutory prospectus, the table in this section is hereby revised to add a column entitled “Class T” and to include “0.25%” in the new column in the row for Virtus Multi-Strategy Target Return Fund and “None” in the new column in the rows for the other funds named in the table.

The second paragraph under “What arrangement is best for you?” is hereby replaced with the following:

Your financial representative should recommend only those arrangements that are suitable for you based on known information. In certain instances, you may be entitled to a reduction or waiver of sales charges. For instance, you may be entitled to a sales charge discount on Class A Shares and Class T Shares if you purchase more than certain breakpoints.

To determine your eligibility for a sales charge discount on Class A Shares, you may aggregate all of your accounts (including joint accounts, retirement accounts such as individual retirement accounts (“IRAs”), non-IRAs, etc.) and those of your spouse, domestic partner, children and minor grandchildren.

The availability of certain sales charge waivers and discounts may depend on whether you purchase your shares directly from the fund or through a financial intermediary. Different intermediaries may impose different sales charges (including partial reduction in or waivers of sales charges) other than those listed in this section. Such intermediary-specific sales charge variations are described in Appendix A to this prospectus, entitled “Intermediary Sales Charges Discounts and Waivers.” Appendix A is incorporated herein by reference (is legally part of this prospectus).

Your financial representative may request that you provide an account statement or other holdings information to determine your eligibility for a breakpoint and/or waiver and to make certain all involved parties have the necessary data. In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial representative at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, in order to receive these waivers or discounts shareholders will have to purchase fund shares through another intermediary offering such waivers or discounts or directly from the fund if the fund offers such waivers or discounts.

Additional information about the classes of shares offered, sales charges, breakpoints and discounts follows in this section and also may be found in the SAI in the section entitled “How to Buy Shares.” Intermediary-specific sales charge variations are describe in Appendix A to this prospectus, entitled “Intermediary Sales Charges Discounts and Waivers.” This information is available free of charge, and in a clear and prominent format, at the Individual Investors section of virtus.com. Please be sure that you fully understand these choices before investing. If you or your financial representative requires additional assistance, you may also contact Virtus Fund Services by calling toll-free 800-243-1574.

The following disclosure is hereby added under “What arrangement is best for you?” on page [84] of the statutory prospectus after the description of Class R6 Shares:

Class T Shares (Virtus Multi-Strategy Target Return Fund only). If you purchase Class T Shares, you will pay a sales charge at time of purchase equal to 2.50% of the offering price (2.56% of the amount invested). You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in Virtus Multi-Strategy Target Return Fund. More information on these and other discounts is available: (i) from your financial intermediary; (ii) under “Sales Charges” on page [xx] of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page [xx] of the fund’s statement of additional information. Class T Shares are not subject to any sales charges by the fund when redeemed.

The following disclosure is hereby added under “What arrangement is best for you” on page [86] of the statutory prospectus after the section “Contingent Deferred Sales Charge you may pay on Class A Shares”:

Sales Charge you may pay to purchase Class T Shares

Virtus Multi-Strategy Target Return Fund only

	Sales Charge as a percentage of
Amount of Transaction at Offering Price	Offering Price	Net Amount Invested
Under $250,000	2.50%	2.56%
$250,000 but under $500,000	2.00%	2.04%
$500,000 but under $1,000,000	1.50%	1.52%
$1,000,000 or more	1.00%	1.01%

The following section is hereby added after the section entitled “Contingent Deferred Sales Charge you may pay on Class A Shares” on page [86] of the statutory prospectus.

Class A and Class C Sales Charge Reductions and Waivers

The availability of certain sales charge waivers and discounts may depend on whether you purchase your shares through a financial intermediary offering them. Different intermediaries may impose different sales charges (including partial reduction in or waivers of sales charges) other than those listed in this section, provided that they do not exceed the maximum sales charge listed. Such intermediary-specific sales charge variations are described in Appendix A to this prospectus, entitled “Intermediary Sales Charges Discounts and Waivers.” Appendix A is incorporated herein by reference (is legally part of this prospectus).

The following section is hereby added after the disclosure entitled “Dealer Compensation – Class R6 Shares Only” on page [87] of the statutory prospectus:

Class T Shares

Virtus Multi-Strategy Target Return Fund Only

Amount of Transaction at Offering Price	Sales Charge as Percentage of Offering Price	Sales Charge as a Percentage of Amount Invested	Dealer Discount as a Percentage of Offering Price
Under $250,000	2.50%	2.56%	2.50%
$250,000 but under $500,000	2.00%	2.04%	2.00%
$500,000 but under $1,000,000	1.50%	1.52%	1.50%
$1,000,000 or more	1.00%	1.01%	1.00%

Under “Opening an Account” on page [88] of the statutory prospectus, the following disclosure is hereby added after the disclosure entitled “Class R6 Shares Only.”

Class T Shares Only

Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to open an account and to buy or sell Class T Shares.

Under “How to Buy Shares” on page [89] of the statutory prospectus, the following is section is hereby added after the disclosure entitled “Class R6 Shares Only.”

Class T Shares Only

Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to buy Class T Shares.

Under “How to Sell Shares” on page [90] of the statutory prospectus, the following is section is hereby added after the disclosure entitled “Class R6 Shares Only.”

Class T Shares Only

Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to sell Class T Shares.

Under “Things You Should Know When Selling Shares” on page [90] of the statutory prospectus, the following is section is hereby added after the disclosure entitled “Class R6 Shares Only.”

Class T Shares Only

Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to sell Class T Shares.

[The following statement is hereby added to the fifth bullet under “Exchange Privileges” on page [93] of the statutory prospectus:

If your financial intermediary exchanges Class A shares for which you already paid an initial sales charge for Class T shares, the shares subject to the exchange will not be subject to a sales charge.]

The following is added to the back cover of the prospectus:

Appendix A – Intermediary Sales Charge Discounts and Waivers contains more information about specific sales charge discounts and waivers available for shareholders who purchase fund shares through a specific intermediary. Appendix A is incorporated hereby by reference (it is legally part of this prospectus).

The following is hereby added as Appendix A to the prospectus:

Appendix A

Intermediary Sales Charge Discounts and Waivers

Specific intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC waivers, which are discussed below. In all instances, it is the purchaser's responsibility to notify the fund or the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, in order to receive these waivers or discounts shareholders will have to purchase fund shares through another intermediary offering such waivers or discounts or directly from the fund if the fund offers such waivers or discounts.  Please see the section entitled "Sales Charges – What arrangement is best for you?" for more information on sales charges and waivers available for different classes.

The information in this Appendix is part of, and incorporated into, the fund's prospectus.

MERRILL LYNCH

Effective April 10, 2017, shareholders purchasing fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund's prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

•	Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission- based brokerage account and shares are held for the benefit of the plan.
•	Shares purchased by or through a 529 Plan.
•	Shares purchased through a Merrill Lynch affiliated investment advisory program.
•	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch's platform.
•	Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable).
•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
•	Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date.
•	Employees and registered representatives of Merrill Lynch or its affiliates and their family members.
•	Trustees of the fund, and employees of the fund's investment adviser or any of its affiliates, as described in this prospectus.
•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

CDSC Waivers on A and C Shares available at Merrill Lynch

•	Death or disability of the shareholder.
•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
•	Return of excess contributions from an IRA Account.
•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½.
•	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
•	Shares acquired through a right of reinstatement.
•	Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to fee based accounts or platforms (applicable to A and C shares only).

Front-end load Discounts Available at Merrill Lynch:

Breakpoints, Rights of Accumulation & Letters of Intent

•	Breakpoints as described in this prospectus.
•	Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
•	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time.

Morgan Stanley WEALTH MANGEMENT

Class T Share Eligibility

Class T shares are available to Morgan Stanley Wealth Management clients who purchase fund shares through a transactional brokerage account. Other share classes offered through this prospectus will not be available to Morgan Stanley Wealth Management clients who purchase mutual funds through a transactional brokerage account. Rights of accumulation, letters of intent, rights of reinstatement and exchange privileges are not available on purchases of Class T shares.

Sales Charge Waivers

Class T shares are available for purchase by Morgan Stanley Wealth Management clients with the front-end load waived as follows:

•	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans; however these plans are eligible to purchase Class T shares through a transactional brokerage account.
•	Morgan Stanley Wealth Management employee and employee-related accounts according to Morgan Stanley’s account linking rules.
•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.
•	Mutual fund shares exchanged from an existing position in the same fund as part of a share class conversion instituted by Morgan Stanley Wealth Management.

Unless specifically described above, no other front-end load waivers are available to mutual fund purchases by Morgan Stanley Wealth Management clients in transactional brokerage accounts.

Investors should retain this supplement with the

Prospectuses for future reference.

VAST 8034 MSTR AddClassTShares (4/17)

Virtus Multi-Strategy Target Return Fund,

a series of Virtus Alternative Solutions Trust

Supplement dated [April xx, 2017] to the

Statement of Additional Information (“SAI”) dated February xx, 2017

Important Notice to Investors

Effective [April xx], 2017, Virtus Multi-Strategy Target Return Fund began offering Class T Shares, in addition to the share classes already offered by the fund. Effective April 10, 2017, additional scheduled variations in, and eliminations of, Class A and Class C sales charges for specific intermediaries have been added. Accordingly, the fund’s SAI is hereby amended to add the following disclosure.

The table listing the fund’s share classes on the front cover of the SAI is replaced with the following:

TICKER SYMBOL BY CLASS
FUND	A	C	I	R6	T
Virtus Multi-Strategy Target Return Fund	VMSAX	VCMSX	VMSIX	VMSRX	[tbd]

The following section is hereby added after the disclosure entitled “Dealer Concessions – Class R6 Shares Only” on page [87] of the statement of additional information:

Class T Shares

Virtus Multi-Strategy Target Return Fund Only

Amount of Transaction at Offering Price	Sales Charge as Percentage of Offering Price	Sales Charge as a Percentage of Amount Invested	Dealer Discount as a Percentage of Offering Price
Under $250,000	2.50%	2.56%	2.50%
$250,000 but under $500,000	2.00%	2.04%	2.00%
$500,000 but under $1,000,000	1.50%	1.52%	1.50%
$1,000,000 or more	1.00%	1.01%	1.00%

Under “Distribution Plans” on page [83] of the SAI, the first paragraph is amended to indicate that the Trust has adopted a distribution plan for Class T Shares and that Class T Shares pay a service fee at the rate of 0.25%. The description of the operation of the plans in the referenced section is also applicable to Class T Shares.

Under “How to Buy Shares” on page [94] of the SAI, the following paragraph is hereby added after the second paragraph.

Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to buy Class T Shares.

The following disclosure is hereby added under “Alternative Purchase Arrangements” beginning on page [94] of the SAI after the description of Class R6 Shares:

Class T Shares

Class T Shares incur a sales charge when they are purchased and enjoy the benefit of not being subject to any sales charge when they are redeemed. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in Virtus Multi-Strategy Target Return Fund. More information on these and other discounts is available: (i) from your financial intermediary; (ii) under “Sales Charges” on page [xx] of the fund’s prospectus; and (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers.” Class T Shares are subject to ongoing distribution and services fees at an annual rate of 0.25% of the Fund’s aggregate average daily net assets attributable to Class T Shares.

Also in this section, the following disclosure is added after the subsection “Class A Shares and Class C Shares – Waiver of Deferred Sales Charges:”

Class A Shares and Class C Shares – Variations and Waivers of Sales Charges

Class A Shares and Class C Shares purchased through specific intermediaries may be eligible for additional scheduled variations in, and eliminations of, Class A and Class C sales charges. Information about these variations and waivers is available from your financial intermediary and in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers.”

Under “How to Redeem Shares” on page [98] of the statutory prospectus, the following is section is hereby added after the disclosure entitled “Class R6 Shares Only.”

Class T Shares Only

Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to sell Class T Shares.

Investors should retain this supplement with the

SAI for future reference.

VAST 8034B SAI MSTR AddClassTShares (4/17)

VIRTUS ALTERNATIVE SOLUTIONS TRUST

PART C — OTHER INFORMATION

Item 28. Exhibits

(a)	Agreement and Declaration of Trust.
1.	Amended and Restated Agreement and Declaration of Trust of the Registrant dated December 3, 2013, filed via EDGAR (as Exhibit a.1) with Pre-effective Amendment No. 3 (File No. 333-191940) to the Registration Statement on March 28, 2014, and incorporated herein by reference.

2.	*Amendment No. 1 to Declaration of Trust of the Registrant, dated September 19, 2016, filed via EDGAR (as Exhibit a.2) herewith.

(b)	Bylaws.
1.	Amended and Restated By-Laws of the Registrant dated December 3, 2013, filed via EDGAR (as Exhibit b.1) with Pre-effective Amendment No. 3 (File No. 333-191940) to the Registration Statement on March 28, 2014, and incorporated herein by reference.

2.	*Amendment No. 1 to the Amended and Restated By-Laws of the Registrant, dated September 19, 2016, filed via EDGAR (as Exhibit b.2) herewith.

(c)	Reference is made to Articles III, V and VI of Registrant’s Agreement and Declaration of Trust and Articles II, VII and VIII of Registrant’s By-Laws. See Exhibits (a) and (b).

(d)	Investment Advisory Contracts.
1.	Investment Advisory Agreement between the Registrant and Virtus Alternative Investment Advisers, Inc. (“VAIA”) effective February 19, 2014, filed via EDGAR (as Exhibit d.1) with Pre-effective Amendment No. 3 (File No. 333-191940) to the Registration Statement on March 28, 2014, and incorporated herein by reference.

a)	First Amendment to the Investment Advisory Agreement between the Registrant and VAIA effective September 8, 2014, filed via EDGAR with Post-effective Amendment No. 4 (File No. 333-191940) to the Registration Statement on September 8, 2014, and incorporated herein by reference.

b)	Second Amendment to the Investment Advisory Agreement between the Registrant and VAIA effective April 29, 2015, filed via EDGAR (as Exhibit d.1.b) with Post-effective Amendment No. 18 (File No. 333-191940) to the Registration Statement on June 5, 2015, and incorporated herein by reference.

c)	Third Amendment to the Investment Advisory Agreement between the Registrant and VAIA effective June 4, 2015, filed via EDGAR (as Exhibit d.1.c) with Post-effective Amendment No. 18 (File No. 333-191940) to the Registration Statement on June 5, 2015, and incorporated herein by reference.

d)	Fourth Amendment to the Investment Advisory Agreement between the Registrant and VAIA effective September 8, 2015, filed via EDGAR (as Exhibit d.1.d) with Post-effective Amendment No. 22 (File No. 333-191940) to the Registration Statement on September 8, 2015, and incorporated herein by reference.

2.	Corrected Subadvisory Agreement between VAIA and Newfleet Asset Management, LLC (“Newfleet”) with respect to Virtus Strategic Income Fund filed via EDGAR (as Exhibit d.17) with Post-effective Amendment No. 22 (File No. 333-191940) to the Registration Statement on September 8, 2015, and incorporated herein by reference.

3.	Subadvisory Agreement between VAIA and Aviva Investors Americas LLC (“AIA”) with respect to Virtus Multi-Strategy Target Return Fund filed via EDGAR (as Exhibit d.18) with Post-effective Amendment No. 16 (File No. 333-191940) to the Registration Statement on May 29, 2015, and incorporated herein by reference.

4.	Corrected Subadvisory Agreement between VAIA and Newfleet with respect to Virtus Credit Opportunities Fund filed via EDGAR (as Exhibit d.19) with Post-effective Amendment No. 22 (File No. 333-191940) to the Registration Statement on September 8, 2015, and incorporated herein by reference.

5.	Subadvisory Agreement between VAIA and Duff & Phelps Investment Management Co. (“Duff & Phelps”) with respect to Virtus Select MLP and Energy Fund, filed via EDGAR (as Exhibit d.20) with Post-effective Amendment No. 22 (File No. 333-191940) to the Registration Statement on September 8, 2015, and incorporated herein by reference.

(e)	Underwriting Agreement
1.	Underwriting Agreement with VP Distributors, LLC (“VP Distributors”) dated February 19, 2014, filed via EDGAR (as Exhibit e.1) with Pre-effective Amendment No. 3 (File No. 333-191940) to the Registration Statement on March 28, 2014, and incorporated herein by reference.

2.	Form of Sales Agreement between VP Distributors and dealers, effective January, 2016, filed via EDGAR (as Exhibit e.2) with Post-effective Amendment No. 35 to the Registration Statement of Virtus Retirement Trust (“VRT”) (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

a)	Amended Annex A to Form of Sales Agreement between VP Distributors and dealers effective December 2016 filed via EDGAR (as Exhibit e.3.a) with Post-effective Amendment No. 92 to the Registration Statement of Virtus Opportunities Trust (“VOT”), (File No. 033-65137) on January 20, 2017, and incorporated herein by reference.
b)	Amended Annex A to Form of Sales Agreement between VP Distributors and dealers effective April 2017 to be filed by amendment.

(f)	None.

(g)	Custodian Agreement
1.	Custody Agreement between Registrant and The Bank of New York Mellon dated March 21, 2014, filed via EDGAR (as Exhibit g.1) with Pre-effective Amendment No. 3 (File No. 333-191940) to the Registration Statement on March 28, 2014, and incorporated herein by reference.

a)	Amendment to Custody Agreement between the Registrant and The Bank of New York Mellon dated as of August 19, 2014, filed via EDGAR (as Exhibit g.1.a) with Post-effective Amendment No. 4 (File No. 333-191940) to the Registration Statement on September 8, 2014, and incorporated herein by reference.

b)	Amendment to Custody Agreement between the Registrant and The Bank of New York Mellon effective May 19, 2015, filed via EDGAR (as Exhibit g.1.b) with Post-effective Amendment No. 16 (File No. 333-191940) to the Registration Statement on May 29, 2015, and incorporated herein by reference.

c)	Amendment to Custody Agreement between the Registrant and The Bank of New York Mellon dated as of September 1, 2015, filed via EDGAR (as Exhibit g.1.c) with Post-effective Amendment No. 24 (File No. 333-191940) to the Registration Statement on February 26, 2016, and incorporated herein by reference.

2.	Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon filed via EDGAR (as Exhibit g.2) with Pre-effective Amendment No. 4 (File No. 333-191940) to the Registration Statement on April 4, 2014, and incorporated herein by reference.

a)	Amendment to Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon dated as of August 19, 2014, filed via EDGAR (as Exhibit g.2.a) with Post-effective Amendment No. 4 (File No. 333-191940) to the Registration Statement on September 8, 2014, and incorporated herein by reference.

b)	Amendment to Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon dated as of May 19, 2015, filed via EDGAR (as Exhibit g.2.b) with Post-effective Amendment No. 16 (File No. 333-191940) to the Registration Statement on May 29, 2015, and incorporated herein by reference.

c)	Amendment to Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon dated as of September 1, 2015, filed via EDGAR (as Exhibit g.2.c) with Post-effective Amendment No. 24 (File No. 333-191940) to the Registration Statement on February 26, 2016, and incorporated herein by reference.

(h)	Other Material Contracts
1.	Transfer Agency and Service Agreement between Registrant and Virtus Fund Services, LLC (“Virtus Fund Services”) effective February 19, 2014, filed via EDGAR (as Exhibit h.1) with Pre-effective Amendment No. 3 (File No. 333-191940) to the Registration Statement on March 28, 2014, and incorporated herein by reference.

2.	Sub-Transfer Agency and Shareholder Services Agreement among Virtus Equity Trust (“VET”), Virtus Insight Trust (“VIT”), VOT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), dated April 15, 2011, filed via EDGAR (as Exhibit h.6) with Post-effective Amendment No. 54 to the Registration Statement of VIT (File No. 033-64915) on April 27, 2012 and incorporated herein by reference.

a)	Adoption and Amendment Agreement among the Registrant, VET, VIT, VOT, Virtus Fund Services and BNY Mellon filed via EDGAR (as Exhibit h.2.b) with Pre-effective

Amendment No. 4 (File No. 333-191940) to the Registration Statement on April 4, 2014, and incorporated herein by reference.

b)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among the Registrant, VET, VIT, VOT, Virtus Fund Services and BNY Mellon effective August 19, 2014, filed via EDGAR (as Exhibit h.2.a) with Post-effective Amendment No. 4 (File No. 333-191940) to the Registration Statement on September 8, 2014, and incorporated herein by reference.

c)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among the Registrant, Virtus Mutual Funds, Virtus Fund Services and BNY Mellon dated as of June 1, 2014, filed via EDGAR (as Exhibit h.2.c) with Post-effective Amendment No. 92 to the Registration Statement of VOT (File No. 033-65137) on January 20, 2017, and incorporated herein by reference.

d)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among the Registrant, VET, VIT, VOT, Virtus Fund Services and BNY Mellon effective November 12, 2014, filed via EDGAR (as Exhibit h.2.c) with Post-effective Amendment No. 9 (File No. 333-191940) to the Registration Statement on January 22, 2015, and incorporated herein by reference.

e)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among the Registrant, VET, VIT, VOT, Virtus Fund Services and BNY Mellon effective May 28, 2015, filed via EDGAR (as Exhibit h.2.d) with Post-effective Amendment No. 18 (File No. 333-191940) to the Registration Statement on June 5, 2015, and incorporated herein by reference.

f)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among the Registrant, VET, VIT, VOT, VRT, Virtus Fund Services and BNY Mellon dated as of December 10, 2015, filed via EDGAR (as Exhibit h.2.e) with Post-effective Amendment No. 35 to the Registration Statement of VRT (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

3.	Administration Agreement between the Registrant and Virtus Fund Services effective February 19, 2014, filed via EDGAR (as Exhibit h.3) with Pre-effective Amendment No. 3 (File No. 333-191940) to the Registration Statement on March 28, 2014, and incorporated herein by reference.

a)	First Amendment to Administration Agreement between the Registrant and Virtus Fund Services effective September 8, 2014, filed via EDGAR (as Exhibit h.3.a) with Post-effective Amendment No. 4 (File No. 333-191940) to the Registration Statement on September 8, 2014, and incorporated herein by reference.

b)	Second Amendment to Administration Agreement between the Registrant and Virtus Fund Services effective April 7, 2015, filed via EDGAR (as Exhibit h.3.b) with Post-effective Amendment No. 16 (File No. 333-191940) to the Registration Statement on May 29, 2015, and incorporated herein by reference.

c)	Third Amendment to Administration Agreement between the Registrant and Virtus Fund Services effective June 4, 2015, filed via EDGAR (as Exhibit h.3.c) with Post-effective Amendment No. 18 (File No. 333-191940) to the Registration Statement on June 5, 2015, and incorporated herein by reference.

d)	Fourth Amendment to Administration Agreement between the Registrant and Virtus Fund Services effective September 8, 2015, filed via EDGAR (as Exhibit h.3.d) with Post-effective Amendment No. 22 (File No. 333-191940) to the Registration Statement on September 8, 2015, and incorporated herein by reference.

e)	*Fifth Amendment to Administration Agreement between the Registrant and Virtus Fund Services effective December 1, 2016, filed via EDGAR (as Exhibit h.3.e) herewith.

4.	Sub-Administration and Accounting Services Agreement among VET, VIT, VOT, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, dated January 1, 2010, filed via EDGAR (as Exhibit h.5) with Post-effective Amendment No. 50 to the Registration Statement of VIT (File No. 033-64915) on February 25, 2010 and incorporated herein by reference.

a)	First Amendment to Sub-Administration and Accounting Services Agreement among VET, VIT, VOT, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, dated June 30, 2010, filed via EDGAR (as Exhibit h.13.) with Post-effective Amendment No. 52 to the Registration Statement of VIT (File No. 033-64915) on April 28, 2011, and incorporated herein by reference.

b)	Second Amendment to Sub-Administration and Accounting Services Agreement among VET, VIT, VOT, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, dated September 14, 2010 filed via EDGAR (as Exhibit h.14.) with Post-effective Amendment No. 52 to the Registration Statement of VIT (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

c)	Third Amendment to Sub-Administration and Accounting Services Agreement among VET, VIT, VOT, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, dated March 15, 2011 filed via EDGAR (as Exhibit h.15.) with Post-effective Amendment No. 52 to the Registration Statement of VIT (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

d)	Fourth Amendment to Sub-Administration and Accounting Services Agreement among VET, VIT, VOT, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, dated August 28, 2012, filed via EDGAR (as Exhibit h.4.d) with Post-effective Amendment No. 56 to the Registration Statement of VIT (File No. 033-64915) on April 29, 2013 and incorporated herein by reference.

e)	Fifth Amendment to Sub-Administration and Accounting Services Agreement among VET, VIT, VOT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, dated December 18, 2012, filed via EDGAR (as Exhibit h.4.e) with Post-effective Amendment No. 56 to the Registration Statement of VIT (File No. 033-64915) on April 29, 2013 and incorporated herein by reference.

f)	Sixth Amendment to Sub-Administration and Accounting Services Agreement among VET, VIT, VOT, Virtus Fund Services and BNY Mellon, dated June 10, 2013, filed via EDGAR (as Exhibit h.4.f) with Post-effective Amendment No. 64 to the Registration Statement of VOT (File No. 033-65137) on June 10, 2013, and incorporated herein by reference.

g)	Seventh Amendment to Sub-Administration and Accounting Services Agreement among VET, VIT, VOT, Virtus Fund Services and BNY Mellon, dated December 18, 2013, filed via EDGAR (as Exhibit h.4.g) with Post-effective Amendment No. 70 to the Registration Statement of VOT (File No. 033-65137) on January 27, 2014, and incorporated herein by reference.

h)	Joinder Agreement and Amendment to Sub-Administration and Accounting Services Agreement among the Registrant, VET, VIT, VOT, Virtus Variable Insurance Trust (“VVIT”), VATS, Virtus Fund Services and BNY Mellon dated February 24, 2014, filed via EDGAR (as Exhibit h.4.h) with Pre-effective Amendment No. 3 (File No. 333-191940) to the Registration Statement on March 28, 2014, and incorporated herein by reference.

i)	Joinder Agreement to Sub-Administration and Accounting Services Agreement among VET, VIT, VOT, VRT, VVIT, VAST, VATS, Virtus Fund Services and BNY Mellon dated December 10, 2015, filed via EDGAR (as Exhibit h.4.i) with Post-effective Amendment No. 35 to the Registration Statement of VRT (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

5.	*Fifth Amended and Restated Expense Limitation Agreement between Registrant and VAIA, effective November 1, 2016, filed via EDGAR (as Exhibit h.5) herewith.

6.	Fee Waiver Agreement between Registrant and VAIA, effective March 11, 2016, filed via EDGAR (as Exhibit h.6) with Post-effective Amendment No. 26 to the Registration Statement on November 1, 2016.

7.	Form of Indemnification Agreement with each trustee of Registrant, effective as of October 24, 2016, filed via EDGAR (as Exhibit h.9) with Post-effective Amendment No. 92 (File No. 033-65137) to the Registration Statement of VOT on January 20, 2017, and incorporated herein by reference.

(i)	Legal Opinion

1.	Opinion of Counsel as to legality of the shares filed via EDGAR (as Exhibit i.1) with Post-effective Amendment No. 22 (File No. 333-191940) to the Registration Statement on September 8, 2015, and incorporated herein by reference.

2.	Opinion of Counsel as to legality of shares dated October 24, 2016, filed via EDGAR (as Exhibit i.2) with Post-effective No. 31 (File No. 333-191940) to the Registration Statement on November 1, 2016, and incorporated herein by reference.

3.	Consent of Sullivan & Worcester LLP to be filed by amendment.

(j)	Other Opinions

1.	Consent of Independent Registered Public Accounting Firm to be filed by amendment.

(k)	Not applicable.

(l)	Not applicable.

(m)	Rule 12b-1 Plans.

1.	Class A Shares Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) filed via EDGAR (as Exhibit m.1) with Pre-effective Amendment No. 3 (File No. 333-191940) to the Registration Statement on March 28, 2014, and incorporated herein by reference.

a)	Amendment No. 1 to Class A Shares Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act filed via EDGAR (as Exhibit m.1.a) with Post-effective Amendment No. 4 (File No. 333-191940) to the Registration Statement on September 8, 2014, and incorporated herein by reference.

b)	Amendment No. 2 to Class A Shares Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act filed via EDGAR (as Exhibit m.1.b) with Post-effective Amendment No. 16 (File No. 333-191940) to the Registration Statement on May 29, 2015, and incorporated herein by reference.

c)	Amendment No. 3 to Class A Shares Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act filed via EDGAR (as Exhibit m.1.c) with Post-effective Amendment No. 18 (File No. 333-191940) to the Registration Statement on June 5, 2015, and incorporated herein by reference.

d)	Amendment No. 4 to Class A Shares Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act filed via EDGAR (as Exhibit m.1.d) with Post-effective Amendment No. 22 (File No. 333-191940) to the Registration Statement on September 8, 2015, and incorporated herein by reference.

2.	Class C Shares Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act filed via EDGAR (as Exhibit m.2) with Pre-effective Amendment No. 3 (File No. 333- 191940) to the Registration Statement on March 28, 2014, and incorporated herein by reference.

a)	Amendment No. 1 to Class C Shares Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act filed via EDGAR (as Exhibit m.2.a) with Post-effective Amendment No. 4 (File No. 333-191940) to the Registration Statement on September 8, 2014, and incorporated herein by reference.

b)	Amendment No. 2 to Class C Shares Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act filed via EDGAR (as Exhibit m.2.b) with Post-effective Amendment No. 16 (File No. 333-191940) to the Registration Statement on May 29, 2015, and incorporated herein by reference.

c)	Amendment No. 3 to Class C Shares Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act filed via EDGAR (as Exhibit m.2.c) with Post-effective Amendment No. 18 (File No. 333-191940) to the Registration Statement on June 5, 2015, and incorporated herein by reference.

d)	Amendment No. 4 to Class C Shares Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act filed via EDGAR (as Exhibit m.2.d) with Post-effective Amendment No. 22 (File No. 333-191940) to the Registration Statement on September 8, 2015, and incorporated herein by reference.

3.	Class T Shares Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act to be filed by amendment.

(n)	Amended and Restated Plan Pursuant to Rule 18f-3 under the 1940 Act filed via EDGAR (as Exhibit n) with Post-effective Amendment No. 7 (File No. 333-191940) to the Registration Statement on November 19, 2014, and incorporated herein by reference.

1.	First Amendment to Amended and Restated Plan Pursuant to Rule 18f-3 under the 1940 Act filed via EDGAR (as Exhibit n.1) with Post-effective Amendment No. 16 (File No. 333-191940) to the Registration Statement on May 29, 2015, and incorporated herein by reference.

2.	Second Amendment to Amended and Restated Plan Pursuant to Rule 18f-3 under the 1940 Act filed via EDGAR (as Exhibit n.2) with Post-effective Amendment No. 18 (File No. 333-191940) to the Registration Statement on June 5, 2015, and incorporated herein by reference.

3.	Third Amendment to Amended and Restated Plan Pursuant to Rule 18f-3 under the 1940 Act filed via EDGAR (as Exhibit n.3) with Post-effective Amendment No. 22 (File No. 333-191940) to the Registration Statement on September 8, 2015, and incorporated herein by reference.

4.	*Fourth Amendment to Amended and Restated Plan Pursuant to Rule 18f-3 under the 1940 Act filed via EDGAR (as Exhibit n.4) herewith.

5.	*Fifth Amendment to Amended and Restated Plan Pursuant to Rule 18f-3 under the 1940 Act filed via EDGAR (as Exhibit n.5) herewith.

(o)	Reserved

(p)	Code of Ethics
1.	Amended and Restated Code of Ethics of the Virtus Funds effective August 2016, filed via EDGAR (as Exhibit p.1) with Post-effective Amendment No. 88 to VOT’s Registration Statement (File No. 033-65137) on September 23, 2016, and incorporated herein by reference.

2.	Amended and Restated Code of Ethics of VAIA, VP Distributors, Newfleet, Duff & Phelps and other Virtus Affiliates effective August 2016, filed via EDGAR (as Exhibit p.2) with Post-effective Amendment No. 88 to VOT’s Registration Statement (File No. 033-65137) on September 23, 2016, and incorporated herein by reference.

3.	Code of Ethics of subadviser AIA dated March 28, 2014, filed via EDGAR (as Exhibit p.14) with Post-effective Amendment No. 18 (File No. 333-191940) to the Registration Statement on June 5, 2015, and incorporated herein by reference.

(q)	Power of Attorney for all Trustees, dated February 10, 2014, filed via EDGAR with Pre-Effective Amendment No. 1 (File No. 333-191940) to the Registration Statement on February 10, 2014, and incorporated herein by reference.

*Filed Herewith

Item 29. Persons Controlled By or Under Common Control with the Fund

None.

Item 30. Indemnification

The indemnification of Registrant’s principal underwriter against certain losses is provided for in Section 18 of the Underwriting Agreement incorporated herein by reference to Exhibit e.1. Indemnification of Registrant’s Custodian is provided for in section 9.9 of the Custody Agreement incorporated herein by reference to Exhibit g.1. The indemnification of Registrant’s Transfer Agent is provided for, in Article 6 of the Transfer Agency and Service Agreement incorporated herein by reference to Exhibit h.1. The Trust has entered into Indemnification Agreements with each trustee effective as of December 5, 2013, the form of which is incorporated by reference to Exhibit h.9, whereby the Registrant shall indemnify the trustee for expenses incurred in any proceeding in connection with the trustee’s service to the Registrant subject to certain limited exceptions.

In addition, Article VII sections 2 and 3 of the Registrant’s Agreement and Declaration of Trust incorporated herein by reference to Exhibits a.1-2, provides in relevant part as follows:

“A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager or Principal Underwriter of the Trust. The Trust (i) may indemnify an agent of the Trust or any Person who is serving or has served at the Trust’s request as an agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise and (ii) shall indemnify each Person who is, or has been, a Trustee, officer or employee of the Trust and any Person who is serving or has served at the Trust’s request as a director, officer, trustee, or employee of another organization in which the Trust has any interest as a shareholder, creditor or otherwise, in the case of (i) and (ii), to the fullest extent consistent with the Investment Company Act of 1940, as amended, and in the manner provided in the By-Laws; provided that such indemnification shall not be available to any of the foregoing Persons in connection with a claim, suit or other proceeding by any such Person against the Trust or a Series (or Class) thereof.

All persons extending credit to, contracting with or having any claim against the Trust or the Trustees shall look only to the assets of the appropriate Series (or Class thereof if the Trustees have included a Class limitation on liability in the agreement with such person as provided below), or, if the Trustees have yet to establish Series, of the Trust for payment under such credit, contract or claim; and neither the Trustees nor the Shareholders, nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon. …

… A Trustee shall be liable to the Trust and to any Shareholder solely for her or his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice.”

In addition, Article III section 7 of such Agreement and Declaration of Trust provides for the indemnification of shareholders of the Registrant as follows: “If any Shareholder or former Shareholder shall be exposed to liability by reason of a claim or demand relating to such Person being or having been a Shareholder, and not because of such Person's acts or omissions, the Shareholder or former Shareholder (or such Person's heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the Trust against all cost and expense reasonably incurred in connection with such claim or demand, but only out of the assets held with respect to the particular Series of Shares of which such Person is or was a Shareholder and from or in relation to which such liability arose. The Trust may, at its option and shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets held with respect to the particular series.”

Article VIII Section 2 of the Registrant’s Bylaws incorporated herein by reference to Exhibit b.1-2, provides in relevant part, subject to certain exceptions and limitations, “every agent shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.” Such indemnification would not apply in the case of any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

The Investment Advisory Agreement, Subadvisory Agreements, Foreign Custody Manager Agreement, Sub-Administration and Accounting Services Agreement and Sub-Transfer Agency and Shareholder Services Agreement, as amended, respectively provide that the Registrant will indemnify the other party (or parties, as the case may be) to the agreement for certain losses. Similar indemnities to those listed above may appear in other agreements to which the Registrant is a party.

The Registrant, in conjunction with VAIA, the Registrant’s Trustees, and other registered investment management companies managed by VAIA or its affiliates, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against such person and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify him.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser and Subadvisers

See “Management of the Funds” in the Prospectus and “Investment Advisory and Other Services” and “Management of the Trust” in the Statement of Additional Information which is included in this Post-Effective Amendment. For information as to the business, profession, vocation or employment of a substantial nature of directors and officers of the Adviser and Subadvisers, reference is made to the Adviser’s and Subadviser’s current Form ADV filed under the Investment Advisers Act of 1940, and incorporated herein by reference.

Adviser	SEC File No.:

VAIA	801-67924
AIA	801-76637
Duff & Phelps	801-14813
Newfleet	801-51559

Item 32. Principal Underwriter

(a)	VP Distributors, LLC serves as the principal underwriter for the following registrants: Virtus Alternative Solutions Trust, Virtus Equity Trust, Virtus Opportunities Trust, Virtus Retirement Trust and Virtus Variable Insurance Trust.

(b)	Directors and executive officers of VP Distributors, 100 Pearl Street, Hartford, CT 06103, are as follows:

Name and Principal Business Address	Positions and Offices with Distributor	Positions and Offices with Registrant

George R. Aylward	Executive Vice President	President and Trustee

Kevin J. Carr	Vice President, Counsel and Secretary	Assistant Secretary

Nancy J. Engberg	Vice President and Assistant Secretary	Vice President and Chief Compliance Officer

David Hanley	Vice President and Treasurer	None

Barry Mandinach	President	None

David C. Martin	Vice President and Chief Compliance Officer	None

Francis G. Waltman	Executive Vice President	Executive Vice President

(c)	Not applicable.

Item 33. Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder include:

Secretary of the Trust:	Principal Underwriter:
Jennifer Fromm, Esq. 100 Pearl Street Hartford, CT 06103	VP Distributors, LLC. 100 Pearl Street Hartford, CT 06103
Administrator and Transfer Agent:	Custodian:
Virtus Fund Services, LLC 100 Pearl Street Hartford, CT 06103	The Bank of New York Mellon One Wall Street New York, NY 10286
Fund Accountant, Sub-Administrator, Sub-Transfer Agent and Dividend Dispersing Agent:	Investment Adviser:
BNY Mellon Investment Servicing (US) Inc. 301 Bellevue Parkway Wilmington, DE 19809	Virtus Alternative Investment Advisers, Inc. 100 Pearl Street Hartford, CT 06103
Subadviser to Strategic Income Fund and Credit Opportunities Fund:	Subadviser to Select MLP and Energy Fund:
Newfleet Asset Management, LLC 100 Pearl Street Hartford, CT 06103	Duff & Phelps Investment Management Co. 200 South Wacker Drive, Suite 500 Chicago, IL 60606
Subadviser to Multi-Strategy Target Return Fund:	Participating Affiliate of Subadviser to Multi-Strategy Target Return Fund:
Aviva Investors Americas LLC 225 West Wacker Drive Suite 1750 Chicago, IL 60606	Aviva Investors Global Services Limited No. 1 Poultry London, England EC2R 8EJ

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

PART C – OTHER INFORMATION

Exhibit List

a.2	Amendment No. 1 to Declaration of Trust
b.2	Amendment No. 1 to the Amended and Restated By-Laws
h.3.e	Fifth Amendment to Administration Agreement
h.5	Fifth Amended and Restated Expense Limitation Agreement
n.4	Fourth Amendment to Amended and Restated Plan Pursuant to Rule 18f-3
n.5	Fifth Amendment to Amended and Restated Plan Pursuant to Rule 18f-3

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and the State of Connecticut on the 7th day of February, 2017.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

By:	/s/ George R. Aylward
George R. Aylward
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated on the 7th day of February, 2017.

Signature	Title

/s/ George R. Aylward
George R. Aylward	Trustee and President (principal executive officer)

/s/ W. Patrick Bradley
W. Patrick Bradley	Chief Financial Officer and Treasurer (principal financial and accounting officer)

/s/ Thomas J. Brown
Thomas J. Brown*	Trustee

/s/ Donald C. Burke
Donald C. Burke*	Trustee

/s/ Roger A. Gelfenbien
Roger A. Gelfenbien*	Trustee

/s/ John R. Mallin
John R. Mallin*	Trustee

/s/ Hassell H. McClellan
Hassell H. McClellan*	Trustee

/s/ Philip R. McLoughlin
Philip R. McLoughlin*	Trustee and Chairman

/s/ Geraldine M. McNamara
Geraldine M. McNamara*	Trustee

/s/ James M. Oates
James M. Oates*	Trustee

/s/ Richard E. Segerson
Richard E. Segerson*	Trustee

/s/ Ferdinand L.J. Verdonck
Ferdinand L.J. Verdonck*	Trustee

*By:	/s/ George R. Aylward
*George R. Aylward, Attorney-in-Fact, pursuant to a power of attorney